Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Expense, by Subsidiaries
	2011	2010	2009
US subsidiary	$213,723	$210,000	$252,000
European subsidiary	215,922	152,105	141,431

Provision for Income Taxes
	December 31
	2011	2010	2009
PRC
Current	$920,661	$4,916,947	$40,949
Adjustments on deferred tax assets and liabilities
for enacted changes in tax rate	—	—	(32,403,299)
Deferred	81,139,452	(10,097,549)	(23,818,794)
Other jurisdiction, current	442,593	362,105	9,556,902
Income tax (benefit) expense	$82,502,706	$(4,818,497)	$(46,624,242)

Income (loss) before Income Taxes, by tax jurisdiction
	December 31
	2011	2010	2009
PRC	$(163,355,291)	$62,898,157	$(774,867,562)
Other jurisdictions	(18,921,102)	(46,635,277)	(213,651,272)
	$(182,276,393)	$16,262,880	$(988,518,834)

Details of Deferred Tax Assets and Liabilities
	2011	2010	2009
Deferred tax assets:
Allowances and reserves	$4,633,904	$3,102,688	$13,019,352
Start-up costs	31,157,821	23,309,859	159,707
Net operating loss carry forwards	197,262,277	185,443,770	109,384,792
Unrealized exchange loss	—	—	6,006
Depreciation and impairment of
fixed assets	80,477,329	62,068,769	79,104,144
Subsidy on long lived assets	—	148,473	479,818
Accrued expenses	2,389,533	2,382,856	1,936,337
Total deferred tax assets	315,920,864	276,456,415	204,090,156
Valuation allowance	(284,133,460)	(163,767,922)	(101,558,305)
Net deferred tax assets	$31,787,404	$112,688,493	$102,531,851
Current portion of deferred tax assets	$3,273,728	$3,638,427	$8,173,216
Non-current portion of deferred
tax assets	28,513,676	109,050,066	94,358,635
Net deferred tax assets	$31,787,404	$112,688,493	$102,531,851
Deferred tax liability:
Capitalized interest	(1,266,091)	(1,049,162)	(1,035,164)
Unrealized exchange gain	(66,529)	(45,095)	—
Total deferred tax liabilities	(1,332,620)	(1,094,257)	(1,035,164)
Non-current portion of deferred
tax liabilities	(1,332,620)	(1,094,257)	(1,035,164)
Total deferred tax liabilities	$(1,332,620)	$(1,094,257)	$(1,035,164)

Schedule of Effective Income Tax Rate Reconciliation
	2011		2010		2009
Applicable enterprise income tax rate	15.0%		15.0%		15.0%
Expenses not deductible for tax purposes	—		46.4%		(2.2%	)
Effect of tax holiday and tax concession	1.3%		33.8%		(0.8%	)
Expense (credit) to be recognized in future periods	11.4%		35.6%		(6.3%	)
Changes in valuation allowances	(72.6%	)	30.0%		(0.7%	)
Effect of different tax rate of subsidiaries operating in
other jurisdictions	(1.4%	)	89.6%		(3.6%	)
Utilization of net operating loss carry forwards	—		(304.5%	)	—
Changes of tax rate	—		—		3.2%
True up	1.0%		—		—
Effective tax rate	(45.3%	)	(54.1%	)	4.6%

Summary of Income Tax Holiday
	2011	2010	2009
The aggregate dollar effect	$2,369,593	$3,009,966	$7,979,279
Per share effect — basic and diluted	$0.00	$0.00	$0.00